Provisions for legal proceedings and contingent liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Contingencies	R$ 1,171,498	R$ 1,153,830
Labor claims member
IfrsStatementLineItems [Line Items]
Contingencies	212,657	268,758
Tax claims member | Normal operation member
IfrsStatementLineItems [Line Items]
Contingencies	735,893	715,099
Tax claims member | I r and c s l member | Normal operation member
IfrsStatementLineItems [Line Items]
Contingencies	51,756	61,946
Tax claims member | P i s and c o f i n s member | Normal operation member
IfrsStatementLineItems [Line Items]
Contingencies	311,433	299,202
Tax claims member | I c m s member | Normal operation member
IfrsStatementLineItems [Line Items]
Contingencies	348,544	331,094
Tax claims member | Other tax claims member | Normal operation member
IfrsStatementLineItems [Line Items]
Contingencies	24,160	22,857
Corporate claims member
IfrsStatementLineItems [Line Items]
Contingencies	103,387	94,826
Civil claims and other member
IfrsStatementLineItems [Line Items]
Contingencies	R$ 119,561	R$ 75,147